Financial risk management, Market Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / Mg	Dec. 31, 2024 USD ($) $ / Mg	Dec. 31, 2023 USD ($) $ / Mg
Interest bearing financial instruments [Abstract]
Interest rate swaps in other gains or losses	$ 559,479	$ 992,318	$ 1,012,888
Increase/decrease by other variables including tax rate basis	5.00%	3.00%
Price Risk [Member] | Time Charters and Voyage Charters [Member]
Price Risk [Abstract]
Percentage of shipping revenue	7.00%	5.00%	5.00%
Percentage of fuel oil cost accounted for operating expenses	43.00%	47.00%	47.00%
Increase/decrease in price of fuel oil per metric ton | $ / Mg	1	1	1
Increase/decrease in fuel oil consumption expense due to price risk	$ 838,920	$ 891,737	$ 801,249
Interest Rate Risk [Member]
Interest Rate Risk [Abstract]
Hedge ratio	1
Interest bearing financial instruments [Abstract]
Term of variable rate basis			3 months
Increase/decrease by other variables including tax rate basis	0.50%
Increase/decrease by interest expense on the portion of the borrowings not covered by interest rate swap instruments	$ 1,500	2,800	$ 1,800
Increase/decrease in net results due to changes in basis points no hedging in place	2,300	4,800	5,800
Interest Rate Risk [Member] | Interest Rate Swaps [Member]
Interest bearing financial instruments [Abstract]
Interest rate swaps in other gains or losses	$ 2,600	$ 4,400	$ 6,600
Interest Rate Risk [Member] | Bottom of Range [Member]
Interest Rate Risk [Abstract]
Percentage of interest rate risk exposure adopted	40.00%	40.00%
Interest Rate Risk [Member] | Top of Range [Member]
Interest Rate Risk [Abstract]
Percentage of interest rate risk exposure adopted	75.00%	75.00%
Interest Rate Risk [Member] | Floating Interest Rate [Member]
Interest Rate Risk [Abstract]
Percentage of notional principal amount of interest rate swaps	35.00%	45.00%	80.00%
Interest bearing financial instruments [Abstract]
Financial assets	$ 59,845	$ 64,133	$ 69,626
Financial liabilities	1,122,976	1,122,249	1,251,990
Effect of interest rate swaps	(394,760)	(506,197)	(1,005,586)
Total assets (liabilities)	$ 788,061	$ 680,185	$ 316,030